Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, share authorized	50,000,000	50,000,000
Preferred stock, share issued	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, share authorized	450,000,000	450,000,000
Common stock, share issued	18,244,671	0
Common stock, share outstanding	18,244,671	0